Other Identifiable Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Trade Name	$ 2,646	$ 2,646
Reuters [member]
Disclosure of detailed information about intangible assets [line items]
Trade Name	1,939	1,939
West [member]
Disclosure of detailed information about intangible assets [line items]
Trade Name	$ 707	$ 707